4. Summary of significant accounting practices (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
GAC Inc. ("GAC") [Member]
Summary Of Significant Accounting Practices [Line Items]
Name of entity	GAC
Date of constitution	Mar. 23, 2006
Location	Cayman Islands
Operational activity	Aircraft acquisition
Type of control	Direct
Ownership equity interest	100.00%	100.00%
Gol Finance Inc. ("Gol Finance") [Member]
Summary Of Significant Accounting Practices [Line Items]
Name of entity	Gol Finance Inc.
Date of constitution	Mar. 16, 2006
Location	Cayman Islands
Operational activity	Financial funding
Type of control	Direct
Ownership equity interest	100.00%	100.00%
Gol LuxCo S.A. ("Gol LuxCo") [Member]
Summary Of Significant Accounting Practices [Line Items]
Name of entity	Gol Finance
Date of constitution	Jun. 21, 2013
Location	Luxembourg
Operational activity	Financial funding
Type of control	Direct
Ownership equity interest	100.00%	100.00%
Gol Linhas Aereas S.A. ("GLA") [Member]
Summary Of Significant Accounting Practices [Line Items]
Name of entity	GLA
Date of constitution	Apr. 09, 2007
Location	Brazil
Operational activity	Flight transportation
Type of control	Direct
Ownership equity interest	100.00%	100.00%
Airfim [Member]
Summary Of Significant Accounting Practices [Line Items]
Name of entity	AirFim
Date of constitution	Nov. 07, 2007
Location	Brazil
Operational activity	Investment funds
Type of control	Indirect
Ownership equity interest	100.00%	100.00%
Sul America Gol Max [Member]
Summary Of Significant Accounting Practices [Line Items]
Name of entity	Sul America Gol Max
Date of constitution	Mar. 14, 2014
Location	Brazil
Operational activity	Investment fund
Type of control	Indirect
Ownership equity interest	100.00%	100.00%
Smiles Viagens e Turismo S.A. (Smiles Viagens)
Summary Of Significant Accounting Practices [Line Items]
Name of entity	Smiles Fidelidade
Date of constitution	Aug. 01, 2011
Location	Brazil
Operational activity	Loyalty program
Type of control	Direct
Ownership equity interest	52.70%	52.70%
Smiles Viagens e Turismo S.A. (Smiles Viagens)
Summary Of Significant Accounting Practices [Line Items]
Name of entity	Smiles Viagens
Date of constitution	Aug. 10, 2017
Location	Brazil
Operational activity	Travel agency
Type of control	Indirect
Ownership equity interest	100.00%	100.00%
Smiles Fidelidade Argentina [Member]
Summary Of Significant Accounting Practices [Line Items]
Name of entity	Smiles Fidelidade Argentina
Date of constitution	Nov. 07, 2018
Location	Argentina
Operational activity	Loyalty program
Type of control	Indirect
Ownership equity interest	100.00%	0.00%
Smiles Viagens Argentina [Member]
Summary Of Significant Accounting Practices [Line Items]
Name of entity	Smiles Viagens Argentina
Date of constitution	Nov. 20, 2011
Location	Argentina
Operational activity	Travel agency
Type of control	Indirect
Ownership equity interest	98.00%	0.00%
Fundo Sorriso [Member]
Summary Of Significant Accounting Practices [Line Items]
Name of entity	Fundo Sorriso
Date of constitution	Jul. 14, 2014
Location	Brazil
Operational activity	Investment fund
Type of control	Indirect
Ownership equity interest	100.00%	100.00%
SCP Trip [Member]
Summary Of Significant Accounting Practices [Line Items]
Name of entity	SCP Trip
Date of constitution	Apr. 27, 2012
Location	Brazil
Operational activity	Flight magazine
Type of control	Indirect
Ownership equity interest	60.00%	60.00%
Netpoints Fidelidade S.A., [Member]
Summary Of Significant Accounting Practices [Line Items]
Name of entity	Netpoints
Date of constitution	Nov. 08, 2013
Location	Brazil
Operational activity	Loyalty program
Type of control	Indirect
Ownership equity interest	25.40%	25.40%